Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other receivables:
Advances to equity accounted joint ventures	$ 627,477	$ 409,735
Advances to joint venture partner	14,004	14,004
Total loans receivables and other financing receivables	503,998	419,094
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	400,153	403,386
Other receivables:
Long-term receivable included in other assets	5,057	1,704
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures	84,784
Advances to joint venture partner	$ 14,004	$ 14,004